Reverse Merger (Details Narrative) - $ / shares					12 Months Ended
	Jun. 17, 2015	Mar. 13, 2013	Feb. 14, 2013	Jan. 28, 2013	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Reverse stock split description	100-for-1		effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)		The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
Common stock shares authorized			1,000,000,000		3,000,000,000	3,000,000,000	2,500,000,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized			50,000,000		50,000,000	50,000,000	50,000,000
Stock Exchange Agreement [Member] | Investment Evolution Global Corporation [Member]
Percentage of acquired a interest in company		100.00%		100.00%
Number of common stock shares acquired		2,724,471		2,724,471
Reverse stock split description				common stock after giving effect to a 1 for 6 reverse stock split (also adjusted for the 1-for-100 reverse stock split that took effect June 17, 2015).